Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,553,244	2,553,244	6,824,114	2,553,244	6,472,004
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 70.05	$ 70.05	$ 63.24	$ 70.05	$ 63.45